Foreclosed Assets - Activity in the valuation allowance (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Activity in the valuation allowance
Beginning balance	$ 937,100	$ 0	$ 0	$ 0
Provisions charged to expense	0	0	937,100	0
Reductions from sales of real estate owned	0	0	0	0
Direct write-downs	0	0	0	0
Sales of real estate owned	0	0	0	0
Ending balance	$ 937,100	$ 0	$ 937,100	$ 0